Document and Entity Information	6 Months Ended
	Dec. 31, 2011	Feb. 13, 2012
Document And Entity Information
Entity Registrant Name	Delaine Corp
Entity Central Index Key	0001496139
Document Type	10-Q
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Change on cover page.
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,080,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012